Supplemental information on oil and gas producing activities - Future net cash flows (Details) - COP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows		$ 401,980,640	$ 187,210,379	$ 279,722,107
Future costs
Production	[1]	(129,109,036)	(85,989,384)	(93,589,960)
Development		(38,451,863)	(28,752,131)	(32,734,702)
Income taxes		(69,053,224)	(13,470,352)	(37,077,231)
Future net cash flow		165,366,517	58,998,512	116,320,214
10% discount factor		(57,009,654)	(18,568,308)	(36,934,889)
Standardized measure of discounted net cash flows		$ 108,356,863	$ 40,430,204	$ 79,385,325

[1]	Production future costs include the estimated costs related to assets retirement obligations in the amount of $17,364,520; $12,545,574 and $10,665,315 as of December 31, 2021, 2020, and 2019, respectively.